Share-Based Compensation & Warrants (Details 2) - Warrant [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.92%	5.02%
Expected life of warrants	1 year	1 year
Expected volatility rate	98.00%	167.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.92%	5.02%
Expected life of warrants	5 years	5 years
Expected volatility rate	98.00%	167.00%